FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities that are measured and recorded at fair value on a recurring basis

	Level 1	Level 2	Level 3	Balances at
December 31, 2017	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	6,750	—	6,750
Restricted time deposits-noncurrent portion	—	600	—	600
Total assets	—	7,350	—	7,350
Liabilities
Guarantee derivative liabilities	—	—	30,958	30,958
Total liabilities	—	—	30,958	30,958

	Level 1	Level 2	Level 3	Balances at
December 31, 2018	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	344,212	—	344,212
Total assets	—	344,212	—	344,212
Liabilities
Guarantee derivative liabilities	—	—	52,434	52,434
Total liabilities	—	—	52,434	52,434

Schedule of quantitative information about the significant unobservable inputs used for the Group's Level 3 fair value measurement

		Range of Inputs
		December 31, 2017			December 31, 2018
				Weighted‑			Weighted‑
Financial Instrument	Unobservable Input	Minimum	Maximum	Average	Minimum	Maximum	Average
Guarantee derivative liabilities	Cumulative default rates(i)	2.3%	2.3%	2.3%	2.0%	2.0%	2.0%
	Margins on cost	70.0%	70.0%	70.0%	70.0%	70.0%	70.0%
(i)	Expressed as a percentage of the original principal balance of the loans.

Summary of the activities related to fair value of the guarantee derivative liabilities

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Fair value at beginning of the year (Level 3)	—	31,191	30,958
Issuances	38,516	134,881	449,778
Cash payment	(13,267)	(87,759)	(231,275)
Change in fair value(i)	5,942	(47,355)	(197,027)
Fair value at end of the year (Level 3)	31,191	30,958	52,434
(i)	Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Summary of the effect of adverse changes in estimate would have on the fair value of the guarantee derivative liabilities

	As of December 31,
	2017	2018
	(RMB in thousands, except for percentages)
Weighted-average cumulative default rates(i)	2.3%	2.0%
Change in fair value from:
Increase by 10%	13,222	29,725
Decrease by 10%	(13,222)	(29,725)
(i)	Expressed as a percentage of the original principal balance of the loans.